Taxation - Summary of Loss by Tax Jurisdictions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Loss from Mainland China operations	¥ 882,229	¥ 456,596	¥ 722,687
Loss from non-Mainland China operations	71,618	53,816	10,122
Total loss before tax and share of loss of equity-method investments	¥ 953,847	¥ 510,412	¥ 732,809